Pay vs Performance Disclosure pure in Thousands		12 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE DISCLOSURES

Pay Versus Performance Table

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the “Compensation Discussion and Analysis” section above.

Pay Versus Performance

Year	Summary Compensation Table Total for PEO[1]	Compensation Actually Paid to PEO[2]	Average Summary Compensation Table Total for Non-PEO Named Executive Officers[3]	Average Compensation Actually Paid to Non-PEO Named Executive Officers[4]	Value of Initial Fixed $100 Investment Based On:		Net Income (millions)[7]	Adjusted Pre- Provision Net Revenue (millions)[8]
					Total Shareholder Return[5]	Peer Group Total Shareholder Return[6]
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$2,921,407	$2,529,002	$1,324,323	$ 1,163,203	$ 85	$116	$175.06	$286.84
2022	$3,738,575	$ 126,277	$1,414,202	$ 735,041	$ 89	$116	$ 256.4	$344.30
2021	$5,772,713	$7,414,844	$1,668,021	$1,923,320	$118	$125	$ 271.1	$293.90
2020	$3,396,212	$1,790,825	$1,021,269	$ 478,520	$ 84	$ 91	$ 254.9	$352.69

[1]   The dollar amounts reported in column (b) are the amounts of total compensation reported for, for the years 2020-2022, Mr. Makris, Jr. (who, during 2020-2022, was our Chairman and Chief Executive Officer), and for the year 2023, Mr. Fehlman (who, during 2023, was our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to the “Summary Compensation Table” above.

[2]   The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Makris, Jr. (for years 2020-2022) and Mr. Fehlman (for year 2023), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Makris, Jr. or Mr. Fehlman (as applicable) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Makris, Jr.’s or Mr. Fehlman’s (as applicable) total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(d)	Compensation Actually Paid to PEO
2023	$2,921,407	$(1,414,990)	$ 1,169,462	$(393,300)	$246,423	$2,529,002
2022	$3,738,575	$(1,501,896)	$(2,053,122)	$(351,828)	$294,548	$ 126,277
2021	$5,772,713	$(3,050,403)	$ 4,723,606	$(519,227)	$488,155	$7,414,844
2020	$3,396,212	$(1,298,779)	$ (192,234)	$(608,717)	$494,343	$1,790,825

(a)   The adjustment for the reported value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)   The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$1,300,498	$ (126,726)	$—	$ (4,310)	$—	$—	$ 1,169,462
2022	$ 943,722	$(2,820,957)	$—	$(175,887)	$—	$—	$(2,053,122)
2021	$1,752,043	$ 2,674,572	$—	$ 296,991	$—	$—	$ 4,723,606
2020	$1,262,710	$(1,319,726)	$—	$(135,218)	$—	$—	$ (192,234)

(c)   The adjustment amounts included in this column are the amounts reported in “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table for each applicable year.

(d)   The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Makris, Jr. or Mr. Fehlman (as applicable) during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2023	$234,426	$ 11,997	$246,423
2022	$294,548	$ —	$294,548
2021	$286,264	$201,891	$488,155
2020	$292,452	$201,891	$494,343

[3]   The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (“NEOs”) as a group (excluding, for years 2020-2022, Mr. Makris, Jr., who served as our Chairman and CEO during 2020-2022, and for year 2023, Mr. Fehlman, who served as our Chief Executive Officer during 2023) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Makris, Jr. or Mr. Fehlman, as applicable) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, James M. Brogdon, C. Daniel Hobbs, George A. Makris, Jr., George A. Makris III, Stephen C. Massanelli, Matthew S. Reddin, and Chad D. Rawls; (ii) for 2022, James M. Brogdon, Robert A. Fehlman, Matthew S. Reddin and Stephen C. Massanelli; (iii) for 2021, James M. Brogdon, Robert A. Fehlman, Matthew S. Reddin, Jennifer B. Compton and Stephen C. Massanelli; and (iv) for 2020, Robert A. Fehlman, Matthew S. Reddin, Jennifer B. Compton and Stephen C. Massanelli.

[4]   The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Makris, Jr. or Mr. Fehlman, as applicable), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Makris, Jr. or Mr. Fehlman, as applicable) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Makris, Jr. or Mr. Fehlman, as applicable) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments(b)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$1,324,323	$(595,318)	$ 353,896	$ (26,012)	$106,314	$1,163,203
2022	$1,414,202	$(338,312)	$(248,840)	$(221,609)	$129,600	$ 735,041
2021	$1,668,021	$(641,177)	$ 943,872	$(199,488)	$152,092	$1,923,320
2020	$1,021,269	$(245,560)	$(232,221)	$(173,755)	$108,787	$ 478,520

(a)   The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2023	$507,913	$(149,464)	$—	$ (4,553)	$—	$—	$ 353,896
2022	$213,141	$(422,473)	$—	$(39,508)	$—	$—	$(248,840)
2021	$464,427	$ 419,330	$—	$ 60,115	$—	$—	$ 943,872
2020	$224,702	$(412,364)	$—	$(44,559)	$—	$—	$(232,221)

(b)   The amounts deducted or added in calculating the total pension benefit adjustments are as follows:

Year	Average Service Cost	Average Prior Service Cost	Total Average Pension Benefit Adjustments
2023	$105,041	$1,273	$106,314
2022	$126,601	$2,999	$129,600
2021	$149,093	$2,999	$152,092
2020	$105,788	$2,999	$108,787

[5]   Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

[6]   Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: KBW NASDAQ Regional Banking Index.

[7]   The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

[8]   “Adjusted pre-provision net revenue” is based on the Company’s “adjusted pre-provision net revenue” (net interest income plus noninterest income minus noninterest expense, then adjusted for certain items (on a pre-tax basis), including (among others) merger related costs, branch rightsizing costs, early retirement program costs, gain/loss on sale of securities, gain on insurance settlement, and FDIC special assessment).

Named Executive Officers, Footnote		The dollar amounts reported in column (b) are the amounts of total compensation reported for, for the years 2020-2022, Mr. Makris, Jr. (who, during 2020-2022, was our Chairman and Chief Executive Officer), and for the year 2023, Mr. Fehlman (who, during 2023, was our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to the “Summary Compensation Table” above.
Peer Group Issuers, Footnote		Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: KBW NASDAQ Regional Banking Index.
Non-PEO NEO Average Total Compensation Amount	[1]	$ 1,324,323	$ 1,414,202	$ 1,668,021	$ 1,021,269
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 1,163,203	735,041	1,923,320	478,520
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Makris, Jr. or Mr. Fehlman, as applicable), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Makris, Jr. or Mr. Fehlman, as applicable) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Makris, Jr. or Mr. Fehlman, as applicable) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments(b)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$1,324,323	$(595,318)	$ 353,896	$ (26,012)	$106,314	$1,163,203
2022	$1,414,202	$(338,312)	$(248,840)	$(221,609)	$129,600	$ 735,041
2021	$1,668,021	$(641,177)	$ 943,872	$(199,488)	$152,092	$1,923,320
2020	$1,021,269	$(245,560)	$(232,221)	$(173,755)	$108,787	$ 478,520

(a)   The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2023	$507,913	$(149,464)	$—	$ (4,553)	$—	$—	$ 353,896
2022	$213,141	$(422,473)	$—	$(39,508)	$—	$—	$(248,840)
2021	$464,427	$ 419,330	$—	$ 60,115	$—	$—	$ 943,872
2020	$224,702	$(412,364)	$—	$(44,559)	$—	$—	$(232,221)

(b)   The amounts deducted or added in calculating the total pension benefit adjustments are as follows:

Year	Average Service Cost	Average Prior Service Cost	Total Average Pension Benefit Adjustments
2023	$105,041	$1,273	$106,314
2022	$126,601	$2,999	$129,600
2021	$149,093	$2,999	$152,092
2020	$105,788	$2,999	$108,787

Compensation Actually Paid vs. Total Shareholder Return		Compensation Actually Paid and Cumulative TSR
Compensation Actually Paid vs. Net Income		Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure		Compensation Actually Paid and Adjusted Pre-Provision Net Revenue
Total Shareholder Return Vs Peer Group		Cumulative Total Shareholder Return of the Company and Cumulative Total Shareholder Return of the Company’s Peer Group
Tabular List, Table

Financial Performance Measures

As described in greater detail in the “Compensation Discussion and Analysis” section above, the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our executives to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s named executive officers, for the most recently completed fiscal year, to the Company’s performance are as follows:

•        Adjusted Pre-Provision Net Revenue

•        Adjusted Efficiency Ratio

•        Tangible Book Value Per Share Growth Ranking

•        Total Shareholder Return Ranking

Total Shareholder Return Amount	[3]	$ 85	89	118	84
Peer Group Total Shareholder Return Amount	[4]	116	116	125	91
Net Income (Loss)	[5]	$ 175,060,000.00	$ 256,400,000	$ 271,100,000	$ 254,900,000
Company Selected Measure Amount	[6]	286,840	344,300	293,900	352,690
PEO Name		Mr. Fehlman	Mr. Makris
Average Reported Value of Equity Awards		$ 595,318	$ 338,312	$ 641,177	$ 245,560
Measure:: 1
Pay vs Performance Disclosure
Name		Adjusted Pre-Provision Net Revenue
Non-GAAP Measure Description		“Adjusted pre-provision net revenue” is based on the Company’s “adjusted pre-provision net revenue” (net interest income plus noninterest income minus noninterest expense, then adjusted for certain items (on a pre-tax basis), including (among others) merger related costs, branch rightsizing costs, early retirement program costs, gain/loss on sale of securities, gain on insurance settlement, and FDIC special assessment).
Measure:: 2
Pay vs Performance Disclosure
Name		Adjusted Efficiency Ratio
Measure:: 3
Pay vs Performance Disclosure
Name		Tangible Book Value Per Share Growth Ranking
Measure:: 4
Pay vs Performance Disclosure
Name		Total Shareholder Return Ranking
Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 234,426	294,548	286,264	292,452
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)		105,041	126,601	149,093	105,788
Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		11,997		201,891	201,891
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)		1,273	2,999	2,999	2,999
Total Pension Adjustments [Member]
Pay vs Performance Disclosure
Defined Benefit Plan, Net Periodic Benefit Cost (Credit)		106,314	129,600	152,092	108,787
Mr. Fehlman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[7]	2,921,407
PEO Actually Paid Compensation Amount	[8]	2,529,002
Reported Value of Equity Award	[9]	1,414,990
Mr. Fehlman [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[10]	1,169,462
Mr. Fehlman [Member] | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[11]	393,300
Mr. Fehlman [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[12]	246,423
Mr. Fehlman [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,300,498
Mr. Fehlman [Member] | Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		126,726
Mr. Fehlman [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Mr. Fehlman [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,310
Mr. Fehlman [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Mr. Fehlman [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Mr. Fehlman [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,169,462
Mr. Fehlman [Member] | Total Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		246,423
Mr. Makris [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[7]		3,738,575	5,772,713	3,396,212
PEO Actually Paid Compensation Amount	[8]		126,277	7,414,844	1,790,825
Reported Value of Equity Award	[9]		1,501,896	3,050,403	1,298,779
Mr. Makris [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[10]		2,053,122	4,723,606	192,234
Mr. Makris [Member] | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[11]		351,828	519,227	608,717
Mr. Makris [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[12]		294,548	488,155	494,343
Mr. Makris [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			943,722	1,752,043	1,262,710
Mr. Makris [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Mr. Makris [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			175,887	296,991	135,218
Mr. Makris [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Mr. Makris [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Mr. Makris [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,053,122	4,723,606	192,234
Mr. Makris [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,820,957	2,674,572	1,319,726
Mr. Makris [Member] | Total Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			294,548	488,155	494,343
Non-PEO NEO | Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		149,464	422,473	419,330	412,364
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[13]	353,896	248,840	943,872	232,221
Non-PEO NEO | Average Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(26,012)	221,609	199,488	173,755
Non-PEO NEO | Average Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[14]	106,314	129,600	152,092	108,787
Non-PEO NEO | Average Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		507,913	213,141	464,427	224,702
Non-PEO NEO | Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,553	39,508	60,115	44,559
Non-PEO NEO | Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Total Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 353,896	$ 248,840	$ 943,872	$ 232,221

[1]	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (“NEOs”) as a group (excluding, for years 2020-2022, Mr. Makris, Jr., who served as our Chairman and CEO during 2020-2022, and for year 2023, Mr. Fehlman, who served as our Chief Executive Officer during 2023) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Makris, Jr. or Mr. Fehlman, as applicable) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, James M. Brogdon, C. Daniel Hobbs, George A. Makris, Jr., George A. Makris III, Stephen C. Massanelli, Matthew S. Reddin, and Chad D. Rawls; (ii) for 2022, James M. Brogdon, Robert A. Fehlman, Matthew S. Reddin and Stephen C. Massanelli; (iii) for 2021, James M. Brogdon, Robert A. Fehlman, Matthew S. Reddin, Jennifer B. Compton and Stephen C. Massanelli; and (iv) for 2020, Robert A. Fehlman, Matthew S. Reddin, Jennifer B. Compton and Stephen C. Massanelli.
[2]	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Makris, Jr. or Mr. Fehlman, as applicable), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Makris, Jr. or Mr. Fehlman, as applicable) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Makris, Jr. or Mr. Fehlman, as applicable) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

[3]	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
[4]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: KBW NASDAQ Regional Banking Index.
[5]	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
[6]	“Adjusted pre-provision net revenue” is based on the Company’s “adjusted pre-provision net revenue” (net interest income plus noninterest income minus noninterest expense, then adjusted for certain items (on a pre-tax basis), including (among others) merger related costs, branch rightsizing costs, early retirement program costs, gain/loss on sale of securities, gain on insurance settlement, and FDIC special assessment).
[7]	The dollar amounts reported in column (b) are the amounts of total compensation reported for, for the years 2020-2022, Mr. Makris, Jr. (who, during 2020-2022, was our Chairman and Chief Executive Officer), and for the year 2023, Mr. Fehlman (who, during 2023, was our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to the “Summary Compensation Table” above.
[8]	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Makris, Jr. (for years 2020-2022) and Mr. Fehlman (for year 2023), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Makris, Jr. or Mr. Fehlman (as applicable) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Makris, Jr.’s or Mr. Fehlman’s (as applicable) total compensation for each year to determine the compensation actually paid:
[9]	The adjustment for the reported value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
[10]	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

[11]	The adjustment amounts included in this column are the amounts reported in “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table for each applicable year.
[12]	The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Makris, Jr. or Mr. Fehlman (as applicable) during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:
[13]	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
[14]	The amounts deducted or added in calculating the total pension benefit adjustments are as follows: